Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
The following is a summary of our intangible assets as of December 31, 2019 (in thousands, except weighted average amortization period):

	As of December 31, 2019
	Remaining Weighted Average Amortization Period (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Finite-life intangible assets:
Customer relationships	13.8	$97,400	$7,576	$89,824
Galapagos operating license	24.7	47,669	6,010	41,659
Other finite-life intangible assets	0.8	11,560	6,743	4,817
Total finite-life intangible assets		156,629	20,329	136,300
Indefinite-life intangible assets		352,275	—	352,275
Total intangible assets, net		$508,904	$20,329	$488,575

The following is a summary of our intangible assets as of December 31, 2018 (in thousands, except weighted average amortization period):

	As of December 31, 2018
	Remaining Weighted Average Amortization Period (Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Finite-life intangible assets:
Customer relationships	14.8	$97,400	$1,082	$96,318
Galapagos operating license	25.8	47,669	4,206	43,463
Other finite-life intangible assets	1.8	11,560	963	10,597
Total finite-life intangible assets		156,629	6,251	150,378
Indefinite-life intangible assets		351,725	—	351,725
Total intangible assets, net		$508,354	$6,251	$502,103

Schedule of Future Amortization Expense	The estimated future amortization for finite-life intangible assets for each of the next five years is as follows (in thousands):

Year
2020	$12,995
2021	$8,179
2022	$8,179
2023	$8,179
2024	$8,179